Related Party Balances and Transactions - Schedule of Significant Related Party Transaction (Details)	12 Months Ended
	Dec. 31, 2025 HKD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 HKD ($)	Dec. 31, 2023 HKD ($)
Other income – administrative service fee from:
Administrative service fee from related parties	$ 184,000	$ 23,640	$ 390,000	$ 369,000
Translation cost to Lingxpert	3,853,053	495,041	3,261,056	4,272,333
Lingxpert [Member]
Other income – administrative service fee from:
Administrative service fee from related parties	84,000	10,792	84,000	84,000
Green IPO Limited [Member]
Other income – administrative service fee from:
Administrative service fee from related parties			66,000	45,000
Flim cost to Green IPO Ltd			200,000	200,000
Ren Restaurants Limited [Member]
Other income – administrative service fee from:
Administrative service fee from related parties	$ 100,000	$ 12,848	$ 240,000	$ 240,000